UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin D. Nelson, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2014

Item 1 – Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (96.93%)
CONSUMER DISCRETIONARY (14.87%)
Auto Components (1.18%)
Johnson Controls, Inc.	141,774	$6,708,746
Magna International, Inc.	22,264	2,144,246
TRW Automotive Holdings Corp.(a)	61,625	5,029,832

		13,882,824

Automobiles (0.59%)
General Motors Co.	157,600	5,424,592
Tesla Motors, Inc.(a)	6,981	1,455,189

		6,879,781

Hotels, Restaurants & Leisure (3.57%)
Carnival Corp.	210,805	7,981,077
Marriott International, Inc., Class A	204,031	11,429,817
McDonald’s Corp.	61,500	6,028,845
Orient-Express Hotels Ltd., Class A(a)	8,189	118,003
Starbucks Corp.	223,270	16,383,553

		41,941,295

Household Durables (2.35%)
Lennar Corp., Class A	209,340	8,294,051
PulteGroup, Inc.	316,878	6,080,889
Taylor Morrison Home Corp., Class A(a)	71,159	1,672,237
Toll Brothers, Inc.(a)	324,226	11,639,713

		27,686,890

Internet & Catalog Retail (2.35%)
Amazon.com, Inc.(a)	51,281	17,257,082
priceline.com, Inc.(a)	7,295	8,694,838
Shutterfly, Inc.(a)	40,253	1,717,998

		27,669,918

Media (2.12%)
Comcast Corp., Class A	115,461	5,775,359
News Corp., Class A(a)	305,600	5,262,432
News Corp., Class B(a)	112,445	1,877,831
Omnicom Group, Inc.	93,825	6,811,695
The Walt Disney Co.	65,697	5,260,359

		24,987,676

Specialty Retail (1.85%)
The Home Depot, Inc.	96,954	7,671,970
Office Depot, Inc.(a)	129,348	534,207
Staples, Inc.	437,175	4,957,565
Tiffany & Co.	70,915	6,109,327
The TJX Cos., Inc.	41,340	2,507,271

		21,780,340

Textiles, Apparel & Luxury Goods (0.86%)
Kate Spade & Co.(a)	49,068	1,819,932
Lululemon Athletica, Inc.(a)	11,650	612,674
NIKE, Inc., Class B	62,128	4,588,774
PVH Corp.	24,930	3,110,516

		10,131,896

CONSUMER STAPLES (4.44%)
Beverages (1.21%)
The Coca-Cola Company	84,000	3,247,440
Diageo PLC(b)	46,460	5,788,451
PepsiCo, Inc.	62,100	5,185,350

		14,221,241

Food & Staples Retailing (1.58%)
Costco Wholesale Corp.	65,226	7,284,440

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
CVS Caremark Corp.	76,500	$5,726,790
Whole Foods Market, Inc.	110,598	5,608,424

		18,619,654

Food Products (0.81%)
Kellogg Co.	30,600	1,918,926
Mead Johnson Nutrition Co.	71,300	5,927,882
Whitewave Foods Co.(a)	60,196	1,717,994

		9,564,802

Household Products (0.65%)
The Procter & Gamble Co.	95,000	7,657,000

Personal Products (0.19%)
The Estee Lauder Cos., Inc., Class A	33,326	2,228,843

ENERGY (14.06%)
Energy Equipment & Services (4.95%)
Baker Hughes, Inc.	139,950	9,099,549
Dril-Quip, Inc.(a)	44,320	4,968,272
Oceaneering International, Inc.	71,675	5,150,565
Schlumberger Ltd.	257,772	25,132,770
Weatherford International Ltd.(a)	801,353	13,911,488

		58,262,644

Oil, Gas & Consumable Fuels (9.11%)
Anadarko Petroleum Corp.	32,898	2,788,434
Arch Coal, Inc.	1,960,666	9,450,410
BP PLC(b)	223,450	10,747,956
Chesapeake Energy Corp.	453,393	11,615,929
Chevron Corp.	54,000	6,421,140
Cobalt International Energy, Inc.(a)	193,032	3,536,346
ConocoPhillips	92,600	6,514,410
CONSOL Energy, Inc.	122,942	4,911,533
Devon Energy Corp.	226,106	15,133,275
Exxon Mobil Corp.	44,775	4,373,622
Occidental Petroleum Corp.	88,000	8,385,520
Peabody Energy Corp.	596,066	9,739,718
Royal Dutch Shell PLC(b)	152,675	11,154,436
WPX Energy, Inc.(a)	136,844	2,467,297

		107,240,026

FINANCIALS (27.14%)
Capital Markets (5.38%)
The Charles Schwab Corp.	324,100	8,857,653
Franklin Resources, Inc.	85,600	4,637,808
The Goldman Sachs Group, Inc.	37,450	6,136,182
Invesco Ltd.	133,575	4,942,275
Morgan Stanley	405,034	12,624,910
State Street Corp.	205,875	14,318,606
T. Rowe Price Group, Inc.	64,682	5,326,563
UBS AG	313,400	6,493,648

		63,337,645

Commercial Banks (5.49%)
Barclays PLC(b)	263,601	4,138,536
BB&T Corp.	205,000	8,234,850
Comerica, Inc.	70,225	3,637,655
First Republic Bank	90,032	4,860,828
Huntington Bancshares, Inc.	232,402	2,317,048
KeyCorp	176,125	2,508,020

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Commercial Banks (continued)
The PNC Financial Services Group, Inc.	70,666	$6,147,942
Regions Financial Corp.	427,593	4,750,558
SunTrust Banks, Inc.	452,203	17,993,157
Wells Fargo & Co.	202,500	10,072,350

		64,660,944

Consumer Finance (2.35%)
American Express Co.	46,500	4,186,395
Capital One Financial Corp.	98,700	7,615,692
Visa, Inc., Class A	73,268	15,815,631

		27,617,718

Diversified Financial Services (6.43%)
Bank of America Corp.	1,169,708	20,118,978
Citigroup, Inc.	396,439	18,870,496
CME Group, Inc.	60,544	4,480,861
ING US, Inc.	159,425	5,782,345
JPMorgan Chase & Co.	434,645	26,387,298

		75,639,978

Insurance (6.15%)
ACE Ltd.	86,700	8,588,502
The Allstate Corp.	111,842	6,328,020
American International Group, Inc.	287,216	14,363,672
Assured Guaranty Ltd.	242,789	6,147,417
Axis Capital Holdings Ltd.	156,000	7,152,600
The Hartford Financial Services Group, Inc.	229,380	8,090,233
MetLife, Inc.	313,725	16,564,680
Willis Group Holdings PLC	115,350	5,090,396

		72,325,520

Real Estate Investment Trusts (0.92%)
American Tower Corp.	120,360	9,853,873
Columbia Property Trust, Inc.	35,337	962,933

		10,816,806

Real Estate Management & Development (0.42%)
Zillow, Inc., Class A(a)	56,285	4,958,709

HEALTH CARE (10.50%)
Biotechnology (1.90%)
Alexion Pharmaceuticals, Inc.(a)	6,998	1,064,606
BioMarin Pharmaceutical, Inc.(a)	80,245	5,473,511
Celgene Corp.(a)	43,715	6,102,614
Gilead Sciences, Inc.(a)	83,823	5,939,698
Pharmacyclics, Inc.(a)	37,530	3,761,257

		22,341,686

Health Care Equipment & Supplies (2.30%)
Becton, Dickinson & Co.	43,350	5,075,418
Edwards Lifesciences Corp.(a)	88,872	6,591,636
Hologic, Inc.(a)	344,000	7,396,000
Zimmer Holdings, Inc.	84,500	7,992,010

		27,055,064

Health Care Providers & Services (1.99%)
Brookdale Senior Living, Inc.(a)	103,973	3,484,135
Catamaran Corp.(a)	205,607	9,202,969
Cigna Corp.	70,375	5,892,499
Laboratory Corp. of America Holdings(a)	48,350	4,748,454

		23,328,057

Health Care Technology (1.34%)
athenahealth, Inc.(a)	38,700	6,201,288

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Technology (continued)
Cerner Corp.(a)	170,168	$9,571,950

		15,773,238

Life Sciences Tools & Services (0.76%)
Illumina, Inc.(a)	19,900	2,958,334
Thermo Fisher Scientific, Inc.	50,000	6,012,000

		8,970,334

Pharmaceuticals (2.21%)
Abbott Laboratories	107,925	4,156,192
Allergan, Inc.	52,255	6,484,845
Johnson & Johnson	84,500	8,300,435
Teva Pharmaceutical Industries Ltd.(b)	134,200	7,091,128

		26,032,600

INDUSTRIALS (6.48%)
Aerospace & Defense (1.82%)
The Boeing Co.	15,455	1,939,448
Bombardier, Inc., Class B	834,458	3,098,593
Precision Castparts Corp.	55,812	14,107,041
Textron, Inc.	57,407	2,255,521

		21,400,603

Building Products (0.41%)
Masco Corp.	218,425	4,851,219

Construction & Engineering (0.40%)
Fluor Corp.	60,709	4,718,911

Electrical Equipment (0.35%)
Eaton Corp. PLC	55,500	4,169,160

Machinery (1.27%)
Caterpillar, Inc.	68,000	6,757,160
Navistar International Corp.(a)	97,762	3,311,199
Parker Hannifin Corp.	41,150	4,926,066

		14,994,425

Professional Services (0.49%)
Verisk Analytics, Inc., Class A(a)	96,200	5,768,152

Trading Companies & Distributors (1.50%)
Fastenal Co.	242,255	11,948,017
United Rentals, Inc.(a)	59,400	5,639,436

		17,587,453

Transportation Infrastructure (0.24%)
Aegean Marine Petroleum Network, Inc.	281,245	2,773,076

INFORMATION TECHNOLOGY (17.35%)
Communications Equipment (1.99%)
Cisco Systems, Inc.	321,000	7,193,610
QUALCOMM, Inc.	206,000	16,245,160

		23,438,770

Computers & Peripherals (1.89%)
Hewlett-Packard Co.	592,500	19,173,300
Stratasys Ltd.(a)	28,501	3,023,671

		22,196,971

Electronic Equipment & Instruments (1.71%)
Corning, Inc.	316,500	6,589,530
LG Display Co. Ltd.(a)(b)	18,097	226,213

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Electronic Equipment & Instruments (continued)
TE Connectivity Ltd.	220,325	$13,265,768

		20,081,511

Internet Software & Services (4.62%)
Equinix, Inc.(a)	37,345	6,902,850
Facebook, Inc.(a)	80,761	4,865,043
Google, Inc., Class A(a)	24,046	26,799,507
LinkedIn Corp., Class A(a)	48,522	8,973,659
Rackspace Hosting, Inc.(a)	208,341	6,837,751

		54,378,810

Semiconductors & Semiconductor Equipment (1.77%)
Altera Corp.	69,541	2,520,166
ARM Holdings PLC(b)	139,420	7,106,237
Intel Corp.	236,125	6,094,386
Micron Technology, Inc.(a)	217,545	5,147,115

		20,867,904

Software (5.37%)
Microsoft Corp.	345,775	14,173,318
Oracle Corp.	191,025	7,814,833
Salesforce.com, Inc.(a)	394,258	22,508,189
ServiceNow, Inc.(a)	61,900	3,709,048
Splunk, Inc.(a)	84,700	6,055,203
Symantec Corp.	134,732	2,690,598
VMware, Inc., Class A(a)	57,600	6,221,952

		63,173,141

MATERIALS (1.55%)
Chemicals (0.99%)
EI du Pont de Nemours & Co.	95,000	6,374,500
The Sherwin-Williams Co.	26,793	5,281,704

		11,656,204

Metals & Mining (0.56%)
Alcoa, Inc.	127,565	1,641,762
Freeport-McMoRan Copper & Gold, Inc.	75,660	2,502,076
Silver Wheaton Corp.	109,820	2,492,914

		6,636,752

UTILITIES (0.54%)
Electric Utilities (0.54%)
Entergy Corp.	80,975	5,413,179
FirstEnergy Corp.	28,355	964,920

		6,378,099

TOTAL COMMON STOCKS
(COST OF $923,520,476)		1,140,684,290

EXCHANGE TRADED FUND (0.10%)
Exchange Traded Fund (0.10%)
iShares® Russell 1000 Value	11,845	1,143,042

TOTAL EXCHANGE TRADED FUND
(COST OF $1,103,205)		1,143,042

	PAR VALUE	MARKET VALUE
SHORT TERM INVESTMENT (2.52%)
REPURCHASE AGREEMENT (2.52%)

Repurchase agreement with State Street Bank & Trust Co., dated 3/31/14, due 04/01/14 at 0.01%, collateralized by Federal Home Loan Mortgage Corp., 3.00%, 03/15/43, market value of $30,200,406 and par value of $33,380,000. (Repurchase proceeds of $29,597,008).

(COST OF $29,597,000)	$29,597,000	$29,597,000

TOTAL INVESTMENTS (99.55%)
(COST OF $954,220,681)(c)		1,171,424,332
OTHER ASSETS IN EXCESS OF LIABILITIES (0.45%)		5,342,631

NET ASSETS (100.00%)		$1,176,766,963

NET ASSET VALUE PER SHARE
(176,415,903 SHARES OUTSTANDING)		$6.67

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $961,172,501.

Gross unrealized appreciation	$272,702,584
Gross unrealized depreciation	(62,450,753)

Net unrealized appreciation	$210,251,831

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Schedule of Investments.

LIBERTY ALL STAR® EQUITY FUND	Notes to Schedule of Investments
March 31, 2014 (unaudited)

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at cost, which approximates fair value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Fund’s Board of Trustees.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible devaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended March 31, 2014, the Fund only held American Depositary Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation, including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. These collateral agreements mitigate the counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Repurchase agreements are entered into by the Fund under a Master Repurchase Agreement (“MRA”) which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

Income Recognition

Interest income is recorded on the accrual basis. Premiums and discounts are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and exchange-traded funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,140,684,290	$–	$–	$1,140,684,290
Exchange Traded Fund	1,143,042	–	–	1,143,042
Short Term Investment	–	29,597,000	–	29,597,000

Total	$1,141,827,332	$29,597,000	$–	$1,171,424,332

*See Schedule of Investments for industry classifications.

For the period ended March 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr.
President (Principal Executive Officer)

Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr.
President (Principal Executive Officer)

Date:	May 22, 2014

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	May 22, 2014